Trading Activities - Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of Each Partnership's Derivatives and their Offsetting (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	$ 1,057,600	$ 2,170,555
Gross Amounts Offset in the Statements of Financial Condition	(817,341)	(775,861)
Amounts Presented in the Statements of Financial Condition	240,259	1,394,694
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount	240,259	1,394,694
Gross Amounts Recognized	(817,341)	(1,003,974)
Gross Amounts Offset in the Statements of Financial Condition	817,341	775,861
Amounts Presented in the Statements of Financial Condition		(228,113)
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount		(228,113)
Net fair value	240,259	1,166,581
Futures Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	817,717	1,905,937
Gross Amounts Offset in the Statements of Financial Condition	(580,290)	(511,243)
Amounts Presented in the Statements of Financial Condition	237,427	1,394,694
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount	237,427	1,394,694
Gross Amounts Recognized	(580,290)	(511,243)
Gross Amounts Offset in the Statements of Financial Condition	580,290	511,243
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	239,883	264,618
Gross Amounts Offset in the Statements of Financial Condition	(237,051)	(264,618)
Amounts Presented in the Statements of Financial Condition	2,832
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount	2,832
Gross Amounts Recognized	(237,051)	(492,731)
Gross Amounts Offset in the Statements of Financial Condition	237,051	264,618
Amounts Presented in the Statements of Financial Condition		(228,113)
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount		(228,113)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	1,534,299	2,409,346
Gross Amounts Offset in the Statements of Financial Condition	(1,534,299)	(1,116,103)
Amounts Presented in the Statements of Financial Condition		1,293,243
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount		1,293,243
Gross Amounts Recognized	(1,783,055)	(1,116,103)
Gross Amounts Offset in the Statements of Financial Condition	1,534,299	1,116,103
Amounts Presented in the Statements of Financial Condition	(248,756)
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount	(248,756)
Net fair value	(248,756)	1,293,243
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	269,891
Gross Amounts Offset in the Statements of Financial Condition	(269,891)
Financial Instruments	0
Cash Collateral Received/Pledged	0
Gross Amounts Recognized	(460,830)	(134,615)
Gross Amounts Offset in the Statements of Financial Condition	269,891	134,615
Amounts Presented in the Statements of Financial Condition	(190,939)
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount	(190,939)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	1,264,408
Gross Amounts Offset in the Statements of Financial Condition	(1,264,408)
Financial Instruments	0
Cash Collateral Received/Pledged	0
Gross Amounts Recognized	(1,322,225)	(981,488)
Gross Amounts Offset in the Statements of Financial Condition	1,264,408	981,488
Amounts Presented in the Statements of Financial Condition	(57,817)
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount	(57,817)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized		873,317
Gross Amounts Offset in the Statements of Financial Condition		(134,615)
Amounts Presented in the Statements of Financial Condition		738,702
Financial Instruments		0
Cash Collateral Received/Pledged		0
Net Amount		738,702
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized		1,536,029
Gross Amounts Offset in the Statements of Financial Condition		(981,488)
Amounts Presented in the Statements of Financial Condition		554,541
Financial Instruments		0
Cash Collateral Received/Pledged		0
Net Amount		554,541
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	1,417,762	3,707,557
Gross Amounts Offset in the Statements of Financial Condition	(1,390,084)	(963,112)
Amounts Presented in the Statements of Financial Condition	27,678	2,744,445
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount	27,678	2,744,445
Gross Amounts Recognized	(1,631,766)	(963,112)
Gross Amounts Offset in the Statements of Financial Condition	1,390,084	963,112
Amounts Presented in the Statements of Financial Condition	(241,682)
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount	(241,682)
Net fair value	(214,004)	2,744,445
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	724,794
Gross Amounts Offset in the Statements of Financial Condition	(724,794)
Financial Instruments	0
Cash Collateral Received/Pledged	0
Gross Amounts Recognized	(966,476)	(266,772)
Gross Amounts Offset in the Statements of Financial Condition	724,794	266,772
Amounts Presented in the Statements of Financial Condition	(241,682)
Financial Instruments	0	0
Cash Collateral Received/Pledged	0	0
Net Amount	(241,682)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	692,968
Gross Amounts Offset in the Statements of Financial Condition	(665,290)
Amounts Presented in the Statements of Financial Condition	27,678
Financial Instruments	0
Cash Collateral Received/Pledged	0
Net Amount	27,678
Gross Amounts Recognized	(665,290)	(696,340)
Gross Amounts Offset in the Statements of Financial Condition	665,290	696,340
Financial Instruments	0	0
Cash Collateral Received/Pledged	$ 0	0
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized		2,692,207
Gross Amounts Offset in the Statements of Financial Condition		(266,772)
Amounts Presented in the Statements of Financial Condition		2,425,435
Financial Instruments		0
Cash Collateral Received/Pledged		0
Net Amount		2,425,435
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized		1,015,350
Gross Amounts Offset in the Statements of Financial Condition		(696,340)
Amounts Presented in the Statements of Financial Condition		319,010
Financial Instruments		0
Cash Collateral Received/Pledged		0
Net Amount		$ 319,010